Pension plan and other post-employment benefits (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	R$ 54,337
Benefits paid in the year	(3,276)
Effective return on assets for the year	5,326
Company's contributions / (returns)	(1,550)
Actuarial gain (loss) on plan assets	(293)
Fair value of assets on ending balance	54,544
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	14,977
Benefits paid in the year	(887)
Effective return on assets for the year	1,470
Company's contributions / (returns)
Actuarial gain (loss) on plan assets	(977)
Fair value of assets on ending balance	14,583
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	360
Benefits paid in the year	(9)
Effective return on assets for the year	32
Company's contributions / (returns)	(80)
Actuarial gain (loss) on plan assets	(16)
Fair value of assets on ending balance	287
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance
Benefits paid in the year	(60)
Effective return on assets for the year
Company's contributions / (returns)	60
Actuarial gain (loss) on plan assets
Fair value of assets on ending balance
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	10,697
Benefits paid in the year	(739)
Effective return on assets for the year	737
Company's contributions / (returns)
Actuarial gain (loss) on plan assets	234
Fair value of assets on ending balance	10,929
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance
Benefits paid in the year
Effective return on assets for the year
Company's contributions / (returns)
Actuarial gain (loss) on plan assets
Fair value of assets on ending balance